Oct. 29, 2026
Invesco U.S. Large Cap Enhanced ETF
Investment Objective
The Invesco U.S. Large Cap Enhanced ETF (the “Fund”) seeks to provide capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%

Other Expenses[1]	None

Total Annual Fund Operating Expenses	0.15

[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$15	$48

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. large-capitalization companies, and in derivatives and other instruments that have economic characteristics similar to such securities (the “80% investment policy”). For purposes of the 80% investment policy, the Fund considers a company to be a U.S. company if (i) its principal securities trading market (i.e., a stock exchange or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; (iii) it is organized under the laws of, or has a principal office in, the U.S.; or (iv) its “country of risk” is the U.S. as determined by a third party financial data provider. In addition, for purposes of the 80% investment policy, the Fund considers a large-capitalization company to be one that has a market capitalization within the range of market capitalizations included in the Russell 1000 Index, an index representing the large-capitalization segment of the U.S. equity market (the “Benchmark”), during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may invest up to 20% of its net assets in companies in other market capitalization ranges. A company’s “market capitalization” is the value of its outstanding stock. The equity securities in which the Fund will invest include common stocks, preferred stocks, warrants (received only as a result of corporate actions), tracking stocks (i.e., a special stock offering issued by a company which tracks the financial performance of a particular segment or division of that company), and depositary receipts.
In identifying and selecting investment opportunities for the Fund, the portfolio managers primarily rely on evaluations of a company’s fundamentals, scoring companies using a systematic and proprietary process. The portfolio managers review companies in the investment universe on a company-by-company basis, which includes a fundamental analysis of a company’s financial statements, management record, capital structure, operations, product development and competitive position in its industry, among other considerations. This proprietary evaluation process is designed to select companies that represent a mix of industries approximating the industry exposure of the Benchmark; this may, at times, result in the Fund having substantial exposure to a particular industry. The Fund will not invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries, except that if any industry or group of industries accounts for more than 20% of the Benchmark, then the Fund may invest up to 35% of its assets in that industry or group of industries.
The portfolio managers next evaluate the companies selected for inclusion in the portfolio in accordance with a proprietary multi-factor quantitative investment process, which reviews each such company for value, momentum and quality investment factors, as described below, to seek to “enhance” the Fund’s risk-adjusted returns as compared to the Benchmark.
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Value: This investment factor aims to capture the potential outperformance of companies that are perceived to be “inexpensive” relative to sector or market averages.
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Momentum: This investment factor aims to capture the potential continued outperformance of those companies whose historical share price performance, earnings growth or other indicators have exceeded sector or market averages.
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Quality: This investment factor aims to capture the potential outperformance of companies that demonstrate a strong balance sheet and other indicators of sound financial management relative to sector or market averages.
The portfolio managers use this proprietary multi-factor investment process to rank the companies selected for the portfolio according to their attractiveness with respect to each of the above-mentioned factors and then look to give greater weightings to companies with the highest value, momentum and quality rankings and conversely, lower weightings for companies with lower rankings. The process uses an equal-risk contribution (“ERC”) weighting scheme, which assigns weights to each factor, so that each factor contributes a generally equal weight to the portfolio’s overall risk profile. Applying an ERC weighting scheme is different from an equal weighting scheme because ERC weighting seeks to ensure broad factor diversification at any point in time; it aims to diversify risk by reducing exposure to a single factor. Therefore, the resulting portfolio of selected companies does not reflect an equal weighting of the value, momentum, and quality factors, but rather reflects an adjusted weighting that, in the portfolio managers’ view, reflects equal contribution to the portfolio’s overall risk profile from each such factor.
The Fund is actively managed and seeks to exceed the performance of the Benchmark. While the Fund will hold a number of the same constituents as the Benchmark, the Fund may also hold securities that are not constituents of the Benchmark. The number of securities held by the Fund will generally be significantly less than the number of constituents of the Benchmark. Therefore, it is expected that the composition of the Fund will vary significantly from that of the Benchmark.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.